Property and Equipment (Tables)	3 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
We record property and equipment at cost and depreciate them using the straight-line method over their estimated useful lives as follows:

Useful Life (in years)
Equipment, servers and computers	3 - 5
Furniture and fixtures	5 - 7
Software	3 - 5
Leasehold improvements	Lesser of lease term or useful life
Property and equipment, including software, consisted of the following:

	December 31,		March 31,
	2017	2018	2019

	(in thousands)		(unaudited)
Equipment, servers and computers	$23,790	$32,081	$34,311
Furniture and fixtures	6,760	7,393	7,537
Software	3,143	2,475	2,540
Leasehold improvements	20,688	21,341	22,759
	$54,381	$63,290	$67,147
Less: Accumulated depreciation and amortization	(20,172)	(27,426)	(30,229)
Property and equipment, net	$34,209	$35,864	$36,918
Depreciation and amortization expense on property and equipment was as follows:

	Predecessor	Successor			Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,		Three Months Ended March 31,
	2016	2016	2017	2018	2018	2019

		(in thousands)			(unaudited)
Depreciation and amortization	$778	$9,071	$11,617	$13,007	$3,200	$3,389